Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net earnings (loss)	$ 17,775,766	$ (43,325,320)
Non-cash items:
Depreciation and amortization	11,492,473	5,544,175
Share-based compensation	12,362,070	71,081,047
Accretion expense on common shares, retractable	0	2,031,863
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	82,850	125,290
Accretion expense on convertible debt instruments	0	2,503,097
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	(2,130,583)	0
Change in fair value of share warrant obligations	(101,468,186)	(85,795,903)
Unrealized foreign exchange loss (gain)	821,424	17,973
Net change in non-cash working capital items	(58,488,611)	(83,150,851)
Cash flows used in operating activities	(119,552,797)	(130,968,629)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(129,573,638)	(19,825,006)
Addition to intangible assets	(78,284,126)	(44,956,423)
Disposition of property, plant and equipment	24,413	0
Government assistance related to property, plant and equipment and intangible assets	3,226,696	2,182,923
Cash flows used in investing activities	(204,606,655)	(62,598,506)
FINANCING ACTIVITIES
Net change in credit facilities	0	(19,188,863)
Loans on research and development tax credits receivable and subsidies receivable	22,233,751	2,934,384
Repayment of loans on research and development tax credits and subsidies receivable	(9,926,471)	(2,829,254)
Increase in long-term debt and other debts	89,342,762	15,775,473
Repayment of long-term debt and other debts	(422,423)	(41,611,760)
Repayment of convertible debt instruments	0	(23,903,068)
Payment of lease liabilities	(4,977,183)	(2,093,371)
Proceeds from issuance of shares through private placement, net of issuance costs	0	196,255,491
Issuance of shares though "at-the-market" equity program	29,351,308	0
Proceeds from the issuance of shares through the December 2022 Offering - Warrants	19,913,196	0
Proceeds from the issuance of shares through the December 2022 Offering - Common Shares	27,264,038	0
Proceeds from the issuance of shares through exercise of stock options and warrants	23,173	1,124,940
Proceeds from issuance of shares through business combination transaction	0	308,232,870
Cash flows from financing activities	172,802,151	434,696,842
Effect of exchange rate changes on cash held in foreign currency	(2,077,744)	663,399
Net (decrease) increase in cash	(153,435,045)	241,793,106
Cash (bank overdraft), beginning of year	241,702,030	(91,076)
Cash, end of year	88,266,985	241,702,030
Other information on cash flows related to operating activities:
Income taxes paid	0	0
Interest paid	2,386,930	5,722,466
Interest paid under lease liabilities	$ 3,162,932	$ 443,740